Contingency and Capital Commitments	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Contingency and Capital Commitments
42	CONTINGENCY AND CAPITAL COMMITMENTS
Legal Proceedings
The Group is engaged in various legal proceedings in Japan and a number of overseas jurisdictions, involving claims by and against it, which arise in the normal course of business. The Group does not expect that the outcome of these proceedings will have a significant adverse effect on the consolidated financial statements of the Group. The Group has recorded adequate provisions with respect to litigation arising out of normal business operations. The Group has not disclosed any contingent liability associated with these legal actions because it cannot reliably be estimated.
Capital Commitments
At March 31, 2024 and 2023, the Group had ¥4,520 million and ¥1,134 million, respectively, of contractual commitments to acquire property, plant and equipment. In addition, the Group had ¥1,088 million and ¥631 million of contractual commitments to acquire intangible assets, at March 31, 2024 and 2023, respectively. The Group’s management is confident that future net revenues and funding will be sufficient to cover these commitments.
Loan Commitments and Financial Guarantees and Other Credit-related Contingent Liabilities
Loan commitment contracts on overdrafts and loans are agreements to lend up to a prescribed amount to customers, as long as there is no violation of any condition established in the contracts. However, since many of these loan commitments are expected to expire without being drawn down, the total amount of unused commitments does not necessarily represent an actual future cash flow requirement. Many of these loan commitments include clauses under which the Group can reject an application from customers or reduce the contract amounts in cases where economic conditions change, the Group needs to secure claims, or some other significant event occurs.
Financial guarantees are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due in accordance with the terms of the debt instrument. Other credit-related contingent liabilities include performance bonds, which are contracts that provide compensation if another party fails to perform the contractual obligation.
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at March 31, 2024 and 2023.

	At March 31,
	2024	2023

	(In millions)
Loan commitments	¥88,926,181	¥79,068,816
Financial guarantees and other credit-related contingent liabilities	14,869,558	13,693,772

Total	¥103,795,739	¥92,762,588